Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATING REVENUES
Time charter revenue (include related party revenues of $144,608, $153,661 and $126,207 for each of the years ended December 31, 2020, 2019 and 2018, respectively)	$ 282,813	$ 261,102	$ 157,097
OPERATING EXPENSES:
Vessel operating expenses (include related party vessels operating expenses of $12,580, $9,880 and $1,689 for each of the years ended December 31, 2020, 2019 and 2018, respectively)	102,837	87,786	49,273
Time charter and voyages expenses - related parties (include related party brokerage commissions of $2,446, $1,845 and $222 for each of the years ended December 31, 2020, 2019 and 2018, respectively)	11,149	9,022	1,574
Depreciation and amortization	46,978	43,912	35,455
Impairment of vessels	8,497	0	71,834
General and administrative expenses	8,350	8,815	9,221
Loss on sale of vessels	244	0	0
Operating Income/ (Loss)	104,758	111,567	(10,260)
NON-OPERATING INCOME/(EXPENSES)
Interest income	956	1,791	1,425
Interest and other finance expenses	(65,354)	(74,994)	(48,686)
Other income, net	1,252	1,477	212
Total non-operating expenses	(63,146)	(71,726)	(47,049)
Income/ (Loss) before income taxes	41,612	39,841	(57,309)
Income taxes	(49)	(3)	(55)
Net Income/ (Loss)	41,563	39,838	(57,364)
Earnings allocated to Series B Preferred Shares	(3,995)	(3,081)	(3,062)
Net Income/ (Loss) available to Common Shareholders	$ 37,568	$ 36,757	$ (60,426)
Common Class A [Member]
Weighted average number of common shares outstanding
Basic	17,687,137	11,859,506	6,514,390
Diluted	17,752,525	11,906,906	6,514,390
Net Earnings / (Loss) per common share
Basic	$ 1.23	$ 1.48	$ (7.42)
Diluted	$ 1.22	$ 1.48	$ (7.42)
Common Class B [Member]
Weighted average number of common shares outstanding
Basic and diluted	0	0	925,745
Net Earnings / (Loss) per common share
Basic	$ 0	$ 0	$ 0
Diluted	$ 0	$ 0	$ 0